Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
1. Description of Business and Basis of Presentation
Description of Business
—Lexeo Therapeutics, Inc. (the “Company”), together with its consolidated subsidiary, Stelios Therapeutics Inc. (“Stelios”), until such subsidiary was merged into the Company on December 15, 2022 and ceased to exist, is a clinical stage genetic medicine company with a focus on hereditary and acquired diseases of high unmet need. The Company’s investigational therapies have the potential to offer gene therapy-based treatments to address many diseases that have eluded today’s existing drug delivery platforms. The Company utilizes adeno-associated viruses (“AAV”) that have been engineered to transfer genes to patients. The Company’s therapeutic investigational treatments include gene therapies primarily in the early clinical and late pre-clinical
stages of research and development.
The Company is located in New York, NY and was first formed on February 17, 2017, as an LLC under the laws of the State of Delaware under the legal name Lexeo Therapeutics, LLC. The Company filed and executed a certificate of conversion to corporation on November 20, 2020, to convert the LLC to Lexeo Therapeutics, Inc, a Delaware corporation. All of the Company’s tangible assets are held in the United States (“U.S.”).
Basis of Presentation and Principles of Consolidation
—The accompanying consolidated financial statements reflect the operations of the Company and its wholly-owned subsidiary that have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The accounts of the wholly owned subsidiary are included in these consolidated financial statements and accompanying notes, and the Company has no unconsolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
A
10.594230-for-1
reverse share split of the Company’s series A convertible preferred stock, series B convertible preferred stock, common stock, and options to purchase common stock under the Company’s 2021 Equity Incentive Plan, as well as corresponding adjustments in the respective conversion prices of the series A convertible preferred stock and series B convertible preferred stock, was effected on October 13, 2023 as approved by the Company’s board of directors (the “Board of Directors”) and its shareholders (the “Stock Split”). The Stock Split reduced the number of shares of the Company’s authorized, issued and outstanding common stock, as well as the numbers of shares reserved and available for future issuance and underlying outstanding options to purchase common stock under its 2021 Equity Incentive Plan, on a
10.594230-for-1
basis. As such, all references to series A convertible preferred stock and series B convertible preferred stock conversion ratios, conversion share and per share amounts, and post- conversion share and per share amounts, as well as common stock option, option per common share, common share and common per share amounts, in these consolidated financial statements and accompanying notes have been retroactively restated to reflect the Stock Split and the Stock Split’s effect on the respective series A convertible preferred stock and series B convertible preferred stock conversion ratios for each series of convertible preferred stock. The Stock Split did not affect the par values per share.
Need for Additional Capital
—Since inception, the Company has incurred net losses and negative cash flows from operations, including net losses of $66.4 million and $59.3 million during the years ended December 31, 2023 and December 31, 2022, respectively. As of December 31, 2023, the Company had cash and cash equivalents of $121.5 million and an accumulated deficit of $181.8 million and expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future. During the years ended December 31, 2021 and December 31, 2020, the Company raised aggregate total net proceeds of $185.0 million in connection with the issuance of series A and series
B convertible preferred stock. During the year ended

December 31, 2023 the Company raised $100.3 million of total net proceeds in connection with the closing of its planned initial public offering (“IPO”) on November 7, 2023 and subsequent partial exercise of the underwriters’ option to purchase additional shares (see Note 8), as well $3.9 million of net proceeds from the issuance of a convertible Simple Agreement for Future Equity (“SAFE”) note (the “SAFE Note”) in August 2023 (see Note 6). Management estimates that the Company’s current cash and cash equivalents balance is sufficient to fund its operations for at least 12 months from the issuance date of these consolidated financial statements.
If the Company is unable to obtain additional funding before achieving sufficient
profitability and positive cash flows from operations, if ever, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms accep table
to the Company to fund continuing operations, if at all.
Risks and Uncertainties
—The Company is subject to risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, successful discovery and development of its product candidates, development by competitors of new technological innovations, dependence on key personnel, the ability to attract and retain qualified employees, protection of proprietary technology, compliance with governmental regulations, the ability to secure additional capital to fund operations, and commercial success of its product candidates. Any of the Company’s current product candidates and future product candidates that it may develop will require extensive nonclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, infrastructure, and extensive compliance- reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.